Share-based payments - Changes in Outstanding ELTIP and EDIP Awards (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EDIP | Time vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	628	665	621
Granted (in shares)	135	105	199
Vested (in shares)	(263)	(139)	(155)
Forfeitures and cancellations (in shares)	0	(3)	0
Outstanding at end of year (in shares)	500	628	665
ELTIP | Time vesting and performance vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	1,151	915	705
Granted (in shares)	361	573	395
Vested (in shares)	(274)	(333)	(185)
Forfeitures and cancellations (in shares)	(2)	(4)	0
Outstanding at end of year (in shares)	1,236	1,151	915
EDIP and ELTIP
Changes in Outstanding ELTIP and EDIP Awards
Fair value of awards vested	$ 22.4	$ 14.2	$ 11.2